Right-of-use Assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Right-of-use Assets
20.
Right-of-use
Assets
Cost

in € thousand	Real estate leases	Other leases	Total
Balance as of Jan. 1, 2019	11	0	11
Additions	7,278	11	7,289
Balance as of Dec. 31, 2019/ Jan. 1, 2020	7,289	11	7,300
Exchange rate differences	(77)	0	(77)
Additions	2,004	8	2,012
Balance as of Dec. 31, 2020/ Jan. 1, 2021	9,216	19	9,235
Exchange rate differences	168	0	168
Additions	1,995	0	1,995
Disposals	(11)	0	(11)
Balance as of Dec. 31, 2021	11,368	19	11,387

Depreciation

in € thousand	Real estate leases	Other leases	Total
Balance as of Jan. 1, 2019	0	0	0
Depreciation for the year	488	2	490
Balance as of Dec. 31, 2019/ Jan. 1, 2020	488	2	490
Exchange rate differences	(2)	0	(2)
Depreciation for the year	801	4	805
Balance as of Dec. 31, 2020/ Jan. 1, 2021	1,287	6	1,293
Exchange rate differences	17	0	17
Depreciation for the year	1,252	5	1,257
Disposals	(7)	0	(7)
Balance as of Dec. 31, 2021	2,549	11	2,560
Carrying amount

in € thousand	Real estate leases	Other leases	Total
Carrying amount as of Dec. 31, 2019	6,801	9	6,810
Carrying amount as of Dec. 31, 2020	7,929	13	7,942
Carrying amount as of Dec. 31, 2021	8,819	8	8,827
The Company has entered into leases for properties as well as operating and office equipment that it uses for its operations. Rental contracts for properties have a term of between five and 10 years. The term for operating and office equipment ranges from three to five years. The obligations of the Company from its lease agreements are collateralized through the lessor’s ownership of the leased assets. Several lease agreements contain extension and termination options that are described in more detail below.
The Company has also entered into lease agreements for properties and operating and office equipment with a term of not more than 12 months, as well as leases for low-value
office equipment. For these leases, the Company applies the practical expedients applicable to short-term leases and leases for leases for low-value
assets.
The additions presented in the fiscal year in the amount of €1,995 thousand (2020: €2,004 thousand, 2019: €7,278 thousand) relating to property leases mainly concern additional rented space at the site in Los Angeles, USA and a new office in Washington, DC, USA.
The following amounts were recognized in profit or loss:

	For the years ended
in € thousand	December 31, 2021	December 31, 2020	December 31, 2019
Interest expenses for lease liabilities	185	137	92
Expenses for current lease liabilities	13	0	115
Expenses for leases of low-value assets	6	5	18
The Company’s cash outflows for leases amounted to €1,241 thousand in 2021 (2020: €816 thousand, 2019: €664 thousand). In addition, the Company reported non-cash
additions to
right-of-use
assets in the amount of €1,995 thousand in 2021 (2020: €2,012 thousand, 2019: €7,288 thousand) and to lease liabilities in the amount of €1,951 thousand (2020: €1,947 thousand, 2019: €7,190 thousand).
The Company has entered into several leases that include extension or termination options. These options are negotiated by the management in order to manage the portfolio of leased assets flexibly and in line with the Company’s respective operating requirements. The assessment of whether a lessee is reasonably certain to exercise an option to extend or terminate a lease is subject to material judgments by the management (see Note 4. Material judgments, estimates, and assumptions).
Several property leases include extension options. Wherever possible, the Company seeks to include extension options when entering into new leases in order to ensure operational flexibility. The extension options can be exercised only by the Company, not by the lessor. The Company assesses on the commencement date whether an exercise of the extension option is reasonably certain. If a significant event or a significant change in circumstances outside of the Company’s control occurs, the Company reassesses whether the exercise of the extension option is reasonably certain.
The following table shows the undiscounted potential future lease payments from the exercise of extension options:

in € thousand	Within five years	Over five years	Total
Extension options that are not expected to be exercised	838	7,476	8,315